Pension and other post-retirement benefits - Target Plan Asset Allocation (Details)	12 Months Ended
Dec. 31, 2014
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	73.67%
Target allocation percentage range, minimum	49.70%
Target allocation percentage range, maximum	78.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	25.97%
Target allocation percentage range, minimum	21.90%
Target allocation percentage range, maximum	50.30%
Other
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage	0.36%
Target allocation percentage range, minimum	0.00%
Target allocation percentage range, maximum	0.50%